Long-Term Debt (Tables)	9 Months Ended
Sep. 30, 2018
Debt Disclosure [Abstract]
Summary of Long-Term Debt

	September 30, 2018	December 31, 2017
	$	$
Revolving Credit Facilities	660,763	877,343
Senior Notes (8.5%) due January 15, 2020	540,082	592,657
Convertible Senior Notes (5%) due January 15, 2023	125,000	—
Norwegian Kroner-denominated Bonds due through August 2023	374,040	377,856
U.S. Dollar-denominated Term Loans due through 2031	1,489,245	1,358,798
Euro-denominated Term Loans due through 2024	205,923	232,957
Other U.S. Dollar-denominated loan	3,300	10,000
Total principal	3,398,353	3,449,611
Less unamortized discount and debt issuance costs	(47,338)	(31,906)
Total debt	3,351,015	3,417,705
Less current portion	(259,104)	(800,897)
Long-term portion	3,091,911	2,616,808